Shinhan Financial Group Co., Ltd. (Tables)	12 Months Ended
Dec. 31, 2010
Cash Dividends Paid to Parent Company by Subsidiaries and Affiliates

The following table presents the cash dividends paid to the Parent Company by its subsidiaries and affiliates for the three years ended December 31:

	2008		2009		2010
	(in millions of Won)
Cash dividends paid by:
Consolidated subsidiaries	(Won)	1,931,865	(Won)	136,241	(Won)	795,951
Equity method investees		12,010		25,210		21,361

	(Won)	1,943,875	(Won)	161,451	(Won)	817,312

CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	2009		2010
	(in millions of Won)
Assets
Deposits with banking subsidiary	(Won)	429,825	(Won)	861,284
Receivables from subsidiaries:
Non-banking subsidiaries		1,575,000		1,455,000
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,674,187		15,556,268
Non-banking subsidiaries		10,971,879		11,379,334
Premises and equipment		3,685		3,310
Other assets		160,843		340,455

Total assets	(Won)	26,815,419	(Won)	29,595,651

Liabilities and stockholders’ equity
Short-term debt	(Won)	674,000	(Won)	5,000
Long-term debt		5,767,797		6,581,104
Accrued expenses and other liabilities		155,423		214,177

Total liabilities	(Won)	6,597,220	(Won)	6,800,281

Stockholders’ equity		20,218,199		22,795,370

Total liabilities and stockholders’ equity	(Won)	26,815,419	(Won)	29,595,651

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	2008		2009		2010
	(in millions of Won)
Income
Dividends from banking subsidiaries	(Won)	406,516	(Won)	11,099	(Won)	149,733
Dividends from non banking subsidiaries		1,537,359		150,352		667,579
Interest income from banking subsidiaries		7,329		3,725		17
Interest income from non banking subsidiaries		116,914		119,666		92,405
Other income		148,008		203,230		157,507

Total income		2,216,126		488,072		1,067,241
Expenses
Interest expense		442,683		443,816		350,087
Salaries and employee benefits		4,813		26,975		28,997
Other expense		44,445		57,996		77,492

Total expenses		491,941		528,787		456,576

Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries		1,724,185		(40,715)		610,665
Income tax expense		14,560		26,756		(94,511)

Income (loss) before undistributed net income (loss) of subsidiaries		1,709,625		(67,471)		705,176

Equity in undistributed net income (loss) of subsidiaries:
Banking subsidiaries		261,237		470,423		1,788,868
Non-banking subsidiaries		(490,163)		730,900		350,478

Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	2008		2009		2010
	(in millions of Won)
Cash flows from operating activities
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Less: Net income of subsidiaries		(1,714,949)		(1,362,774)		(2,956,658)

Parent Company net loss		(234,250)		(228,922)		(112,136)
Depreciation on premises and equipment		811		893		1,381
Cash dividends from subsidiaries and equity method investees		1,943,875		161,451		817,312
Other expense (income)		27,208		(27,002)		19,783
Unrealized foreign exchange loss (gain)		—		(10,818)		21,482
Loss on valuation of trading derivatives		—		14,224		—
Other assets, net		8,427		57,923		(166,633)
Accrued expense and other liabilities, net		(5,062)		21,343		57,311

Net cash provided by (used in) operating activities		1,741,009		(10,908)		638,500

Cash flows from investing activities
Net change in receivables from subsidiaries		(995,000)		835,000		120,000
Increase in investment in subsidiaries		(967,011)		(31,048)		(10,026)
Decrease in investment in subsidiaries		977,471		52,631		—
Net change in premises and equipment		(1,503)		(2,302)		(1,006)
Net change in other assets (including assets relating to Shinhan Card acquisition in 2007)		(45,678)		1,008		(5,000)

Net cash provided by (used in) investing activities		(1,031,721)		855,289		103,968

Cash flows from financing activities
Net change in short-term debt		(99,700)		(481,300)		(669,000)
Proceeds from issuance of long-term debt		1,480,000		712,160		2,450,000
Repayments of long-term debt		(978,763)		(2,360,905)		(1,671,743)
Proceed from the issuance of stock		—		1,275,260		—
Cash dividends paid		(572,004)		(230,586)		(420,266)

Net cash provided by (used in) financing activities		(170,467)		(1,085,371)		(311,009)

Net increase (decrease) in cash and due from banks		538,821		(240,990)		431,459
Cash and due from banks, beginning of year		131,994		670,815		429,825

Cash and due from banks, end of year	(Won)	670,815	(Won)	429,825	(Won)	861,284

Cash paid for interest	(Won)	421,180	(Won)	438,978	(Won)	339,520